File Number: 84-548

For the reporting period ended December 31, 2000

ENTRY 1 UPS 1Z 6X7 367 01 1002 128 1

02006182

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM TA-2

FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

1. Full name of Registrant as stated in Question 3 of Form TA-1:
(Do not use Form TA-2 to change name or address.)

American Bancservices, Inc.

2. a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions? (Check appropriate box.)

☐ All ☐ Some ☒ None

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged:

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-)

PROCESSED
FEB 15 2002
THOMSON FINANCIAL

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

☐ Yes ☒ No

d. If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: (If more room is required, please complete and attach the Supplement to Form TA-2.)

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-)

3. a. Registrant's appropriate regulatory agency (ARA): (Check one box only.)

- [ ] Comptroller of the Currency
- [ ] Federal Deposit Insurance Corporation
- [ ] Board of Governors of the Federal Reserve System
- [x] Securities and Exchange Commission

b. During the reporting period, has the Registrant amended Form TA-1 within 60 calendar days following the date on which information reported therein became inaccurate, incomplete, or misleading? (Check appropriate box.)

- [ ] Yes, filed amendment(s)
- [ ] No, failed to file amendment(s)
- [x] Not applicable

c. If the answer to subsection (b) is no, provide an explanation:

____

____

____

____

If the response to any of questions 4-11 below is none or zero, enter "0."

4. Number of items received for transfer during the reporting period: 176

5. a. Total number of individual securityholder accounts, including accounts in the Direct Registration System (DRS), dividend reinvestment plans and/or direct purchase plans as of December 31: 2,345

b. Number of individual securityholder dividend reinvestment plan and/or direct purchase plan accounts as of December 31: 0

c. Number of individual securityholder DRS accounts as of December 31: 0

d. Approximate percentage of individual securityholder accounts from subsection (a) in the following categories as of December 31:

Corporate Equity Securities	Corporate Debt Securities	Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
100%					

6. Number of securities issues for which Registrant acted in the following capacities, as of December 31:

	Corporate Securities		Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
	Equity	Debt				
a. Receives items for transfer and maintains the master securityholder files:	1	-	-	-	-	-
b. Receives items for transfer but does not maintain the master securityholder files:	-	-	-	-	-	-
c. Does not receive items for transfer but maintains the master securityholder files:	-	-	-	-	-	-

7. Scope of certain additional types of activities performed:
   a. Number of issues for which dividend reinvestment plan and/or direct purchase plan services were provided, as of December 31: 0
   b. Number of issues for which DRS services were provided, as of December 31: 0
   c. Dividend disbursement and interest paying agent activities conducted during the reporting period:
      i. number of issues 0
      ii. amount (in dollars) 0

8. a. Number and aggregate market value of securities aged record differences, existing for more than 30 days, as of December 31:

	Prior Transfer Agent(s) (If applicable)	Current Transfer Agent
i. Number of issues	0	0
ii. Market value (in dollars)	0	0

   b. Number of quarterly reports regarding buy-ins filed by the Registrant with its ARA (including the SEC) during the reporting period pursuant to Rule 17Ad-11(c)(2): 0

   c. During the reporting period, did the Registrant file all quarterly reports regarding buy-ins with its ARA (including the SEC) required by Rule 17Ad-11(c)(2)? N/A

   ☐ Yes ☐ No

   d. If the answers to subsection (c) is no, provide an explanation for each failure to file:

____
____
____
____

9. a. During the reporting period, has the Registrant always been in compliance with the turnaround time for routine items as set forth in Rule 17Ad-2?

   ☒ Yes ☐ No

If the answer to subsection (a) is no, complete subsections (i) through (ii).

   i. Provide the number of months during the reporting period in which the Registrant was not in compliance with the turnaround time for routine items according to Rule 17Ad-2. .... ______

   ii. Provide the number of written notices Registrant filed during the reporting period with the SEC and with its ARA that reported its noncompliance with turnaround time for routine items according to Rule 17Ad-2. .... ______

10. Number of open-end investment company securities purchases and redemptions (transactions) excluding dividend, interest and distribution postings, and address changes processed during the reporting period:
   a. Total number of transactions processed: 0
   b. Number of transactions processed on a date other than date of receipt of order (as ofs): 0

11. a. During the reporting period, provide the date of all database searches conducted for lost securityholder accounts listed on the transfer agent's master securityholder files, the number of lost securityholder accounts for which a database search has been conducted, and the number of lost securityholder accounts for which a different address has been obtained as a result of a database search: In the process of compiling lost securityholder info.

Date of Database Search	Number of Lost Securityholder Accounts Submitted for Database Search	Number of Different Addresses Obtained from Database Search

b. Number of lost securityholder accounts that have been remitted to states during the reporting period: 0

SIGNATURE: The Registrant submitting this Form, and the person signing the Form, hereby represent that all the information contained in the Form is true, correct, and complete.

Manual signature of Official responsible for Form: [signature]	Title: Secretary Telephone number: (304) 233-5006
Name of Official responsible for Form: (First name, Middle name, Last name) Linda M. Woodfin	Date signed (Month/Day/Year): April 2, 2001

File Number 84-548	Supplement to Form TA-2
For the reporting period ended December 31, 00	Full Name of Registrant American Bancservices

Use this schedule to provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: N/A

Name(s):	File No. (beginning with 84- or 85-):

UNITED STATES

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TRACKING NUMBER	STATUS		
1. 1Z 6X7 367 01 1002 128 1	**Delivered**	Delivered on:	Apr 5, 2001 8:41 A.M.
		Delivered to:	WASHINGTON, DC, US
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American Bancorporation

1025 Main Street • Suite 800
Wheeling, West Virginia 26003
(304) 233-5006

December 20, 2001

Lori R. Bucci
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-1001

RECEIVED
FEB 04 2002

Re: American Bancservices, Inc.
File No.: 84-548

Dear Ms. Bucci:

Pursuant to a letter dated December 11, 2001 from your office, (copy attached), please find enclosed a copy of the Form TA-2 as filed by American Bancservices, Inc. for the calendar year 2000.

According to my records, the form was sent by UPS Next-Day Air and was received by your office on April 5, 2001.

I hope this meets the requirements of your letter.

If you have any questions or require further information or documentation, please do not hesitate to contact me.

Sincerely yours,

Linda M. Woodfin
Secretary/Administrative Officer

Enclosures

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

DIVISION OF
MARKET REGULATION

December 11, 2001

Rec'd 12/18/01

AMERICAN BANCSERVICES INC.
Stock Transfer
1025 MAIN STREET, STE 800
WHEELING, WV 26003

Re: Form TA-2 Annual Filings

Dear Sir or Madam:

Rule 17Ac2-2 under the Exchange Act requires all transfer agents to file an annual report on Form TA-2 with the Commission by March 31 for the proceeding calendar year. Our records indicate that you did not file a Form TA-2 by March 31, 2001, for calendar year 2000.

We remind you of the importance of fulfilling Commission filing requirements. Therefore, we are asking that within ten days of the receipt of this letter you either file a completed Form TA-2 or contact the Commission in writing explaining why you have not filed Form TA-2.

All written correspondence should be sent to:

Lori R. Bucci
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington DC 20549-1001

Thank you for your anticipated attention to this matter. If you have any questions please contact me or Lori Bucci at 202/942-4187.

Sincerely,

Jerry W. Carpenter

Jerry W. Carpenter
Assistant Director